Advances to Suppliers (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Advances to Suppliers
Advances to suppliers	$ 3,194,212	$ 3,459,374
Allowance for doubtful accounts	(39,128)	(38,746)
Advances to suppliers, net	$ 3,155,084	$ 3,420,628